Shareholder Report	12 Months Ended	58 Months Ended	109 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000161837
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRSYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Small-Cap Index Fund (Investor Class)	11.24%	7.17%	8.89%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	9.12

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 09, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 206,379,000	$ 206,379,000	$ 206,379,000
Holdings Count | Holding	1,983	1,983	1,983
Advisory Fees Paid, Amount	$ (189,000)
InvestmentCompanyPortfolioTurnover	24.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$206,379 Number of Portfolio Holdings1,983
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000161838
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	I Class
Trading Symbol	TRCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Small-Cap Index Fund (I Class)	11.40%	7.33%	9.05%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	9.12

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 09, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 206,379,000	$ 206,379,000	$ 206,379,000
Holdings Count | Holding	1,983	1,983	1,983
Advisory Fees Paid, Amount	$ (189,000)
InvestmentCompanyPortfolioTurnover	24.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$206,379 Number of Portfolio Holdings1,983
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219329
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRZIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Hardware and software companies performed very well during the year, as Super Micro Computer and MicroStrategy were two of the top-performing companies in the portfolio. Industrials and business services also contributed to returns, as construction and engineering companies performed particularly well.

  Energy was the only sector that detracted from absolute returns during the reporting period, albeit very modestly. Energy equipment and services names hurt the most, with Noble performing worst.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Index Fund (Z Class)	11.61%	19.04%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Index (Strategy Benchmark)	11.54	18.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 206,379,000	$ 206,379,000	$ 206,379,000
Holdings Count | Holding	1,983	1,983	1,983
Advisory Fees Paid, Amount	$ (189,000)
InvestmentCompanyPortfolioTurnover	24.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$206,379 Number of Portfolio Holdings1,983
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.4%
Industrials & Business Services	17.6
Health Care	16.4
Information Technology	13.8
Consumer Discretionary	9.7
Real Estate	6.0
Energy	5.1
Materials	4.2
Consumer Staples	2.9
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

FTAI Aviation	0.5%
Sprouts Farmers Market	0.5
Insmed	0.4
Vaxcyte	0.4
Credo Technology Group Holding	0.4
Applied Industrial Technologies	0.3
Mueller Industries	0.3
Rocket Lab USA	0.3
Fluor	0.3
IonQ	0.3

Updated Prospectus Web Address	www.troweprice.com/paperless